UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21609

Salomon Brothers Variable Rate Strategic Fund Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: September 30

Date of reporting period: December 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS VARIABLE RATE

STRATEGIC FUND INC.

FORM N-Q

DECEMBER 31, 2004

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited)	December 31, 2004

FACE AMOUNT	SECURITY	VALUE
CORPORATE BONDS & NOTES - 18.4%
Basic Industries - 2.9%
$125,000	Ainsworth Lumber Co. Ltd., Sr. Notes, 7.250% due 10/1/12 (a)	$127,812
125,000	Anchor Glass Container Corp., Sr. Secured Notes, 11.000% due 2/15/13	134,375
125,000	Appleton Papers Inc., Sr. Sub. Notes, Series B, 9.750% due 6/15/14	138,750
125,000	Aventine Renewable Energy Holdings, Inc., Secured Notes, 8.501% due 12/15/11 (a)(b)	126,875
250,000	BCP Caylux Holdings Luxembourg SCA, Sr. Sub. Notes, 9.625% due 6/15/14 (a)	283,125
125,000	Berry Plastics Corp., Sr. Sub. Notes, 10.750% due 7/15/12	143,750
375,000	Bowater Canada Finance Corp., 7.950% due 11/15/11	405,965
125,000	Equistar Chemicals L.P., Sr. Notes, 10.625% due 5/1/11	145,625
153,000	Hunstman International LLC, Sr. Sub. Notes, 10.125% due 7/1/09	161,797
125,000	IMCO Recycling Inc., Sr. Secured Notes, 10.375% due 10/15/10	142,500
100,000	Innophos Inc., Sr. Sub. Notes, 8.875% due 8/15/14 (a)	108,500
125,000	ISP Holdings, Inc., Sr. Secured Notes, Series B, 10.625% due 12/15/09	139,062
150,000	JSG Funding, PLC, Sr. Notes, 9.625% due 10/1/12	168,000
200,000	KI Holdings, Inc., Sr. Discount Notes, (zero coupon until 11/15/09, 9.875% thereafter), due 11/15/14 (a)	129,000
375,000	Lyondell Chemical Co., Sr. Sub. Notes, 10.500% due 6/1/13	448,125
125,000	Mueller Group, Inc., Sr. Sub. Notes, 10.000% due 5/1/12	136,875
125,000	Nalco Co., Sr. Sub. Notes, 8.875% due 11/15/13	137,812
125,000	Norske Skog Canada Ltd., Sr. Notes, Series D, 8.625% due 6/15/11	134,688
375,000	Owens-Illinois Inc., Debentures, 7.500% due 5/15/10	399,844
125,000	Plastipak Holdings, Inc., Sr. Notes, 10.750% due 9/1/11	141,250
125,000	Pliant Corp., 2nd Priority Sr. Secured Notes, 11.125% due 9/1/09	136,875
125,000	Resolution Performance Products, Inc., Sr. Sub. Notes, 13.500% due 11/15/10	136,563
125,000	Rhodia S.A., Sr. Notes, 7.625% due 6/1/10	125,938
375,000	Smurfit-Stone Container Enterprises Inc., Sr. Notes, 8.375% due 7/1/12	410,625
90,000	United Agri Products, Inc., Sr. Notes, 8.750% due 12/15/11 (a)	96,975

		4,660,706

Consumer Cyclicals - 1.4%
125,000	AMF Bowling Worldwide, Inc., Sr. Sub. Notes, 10.000% due 3/1/10	134,062
50,000	Carrols Corp., Sr. Sub. Notes, 9.000% due 1/15/13 (a)	52,000
175,000	Cinemark Inc., Sr. Discount Notes, (zero coupon until 3/15/09, 9.750% thereafter), due 3/15/14	133,000
125,000	CSK Auto Inc., Sr. Notes, 7.000% due 1/15/14	123,281
375,000	Felcor Lodging L.P., Sr. Notes, 9.000% due 6/1/11	426,562
125,000	Finlay Fine Jewelry Corp., Sr. Notes, 8.375% due 6/1/12	135,625
125,000	Gaylord Entertainment Co., Sr. Notes, 6.750% due 11/15/14 (a)	126,250
125,000	General Nutrition Centers, Inc., Sr. Sub. Notes, 8.500% due 12/1/10	118,750
250,000	Host Marriott L.P., Sr. Notes, 7.125% due 11/1/13	268,437
125,000	Interface, Inc., 7.300% due 4/1/08	128,437
125,000	Levi Strauss & Co., Sr. Notes, 11.625% due 1/15/08	131,875
250,000	MeriStar Hospitality Corp., Sr. Notes, 9.125% due 1/15/11	271,250

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	SECURITY	VALUE
Consumer Cyclicals - 1.4% (continued)
$125,000	Oxford Industries, Inc., Sr. Notes, 8.875% due 6/1/11	$134,844
75,000	Six Flags, Inc., Sr. Notes, 9.750% due 4/15/13	76,500

		2,260,873

Consumer Non-Cyclicals - 2.9%
375,000	Boyd Gaming Corp., Sr. Sub. Notes, 7.750% due 12/15/12	411,094
250,000	Choctaw Resort Development Enterprise, Sr. Notes, 7.250% due 11/15/19 (a)	253,750
50,000	Community Health Systems, Inc., Sr. Sub. Notes, 6.500% due 12/15/12 (a)	50,625
125,000	Del Monte Corp., Sr. Sub. Notes, 8.625% due 12/15/12	140,625
125,000	Doane Pet Care Co., Sr. Notes, 10.750% due 3/1/10	134,375
250,000	Dole Food Co. Inc., Debentures, 8.750% due 7/15/13	280,625
125,000	Global Cash Access LLC, Sr. Sub. Notes, 8.750% due 3/15/12	135,312
250,000	HCA Inc., Notes, 6.375% due 1/15/15	251,473
125,000	Herbst Gaming Inc., Sr. Sub. Notes, 7.000% due 11/15/14 (a)	127,187
375,000	IASIS Healthcare Corp., Sr. Sub. Notes, 8.750% due 6/15/14	410,625
125,000	Kerzner International Ltd., Sr. Sub. Notes, 8.875% due 8/15/11	137,188
125,000	Medical Device Manufacturing Inc., Sr. Sub. Notes, 10.000% due 7/15/12 (a)	135,312
500,000	MGM MIRAGE, Sr. Notes, 6.750% due 9/1/12	528,750
125,000	Pinnacle Entertainment Inc., Sr. Sub. Notes, 8.250% due 3/15/12	133,438
125,000	Pinnacle Foods Holding Corp., Sr. Sub. Notes, 8.250% due 12/1/13 (a)	119,688
125,000	Riddell Bell Holdings, Inc., Sr. Sub. Notes, 8.375% due 10/1/12 (a)	130,000
50,000	Scientific Games Corp., Sr. Sub. Notes, 6.250% due 12/15/12 (a)	51,125
125,000	Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14	133,125
	Simmons Bedding Co.:
50,000	Sr. Discount Notes, (zero coupon until 12/15/09, 10.000% thereafter), due 12/15/14 (a)	30,750
100,000	Sr. Sub. Notes, 7.875% due 1/15/14	104,000
375,000	Station Casinos, Inc., Sr. Sub. Notes, 6.875% due 3/1/16	392,344
375,000	Tenet Healthcare Corp., Sr. Notes, 9.875% due 7/1/14 (a)	410,625
125,000	VWR International Inc., Sr. Sub. Notes, 8.000% due 4/15/14	134,063

		4,636,099

Energy - 1.5%
375,000	Chesapeake Energy Corp., Sr. Notes, 6.875% due 1/15/16	394,687
500,000	Dynegy Holdings Inc., Sr. Notes, 6.875% due 4/1/11	483,750
375,000	El Paso Corp., Sr. Notes, 7.375% due 12/15/12	381,562
250,000	Hanover Compressor Co., Sr. Notes, 9.000% due 6/1/14	279,375
500,000	The Williams Cos., Inc., Notes, 8.750% due 3/15/32	576,875
250,000	Vintage Petroleum Inc., Sr. Sub. Notes, 7.875% due 5/15/11	267,500

		2,383,749

Housing Related - 0.5%
200,000	Associated Materials Inc., Sr. Discount Notes, (zero coupon until 3/1/09, 11.250% thereafter), due 3/1/14	145,000
500,000	Goodman Global Holding Co. Inc., Sr. Notes, 5.760% due 6/15/12 (a)(b)	510,000

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	SECURITY	VALUE
Housing Related - 0.5% (continued)
$125,000	THL Buildco Inc., Sr. Sub. Notes, 8.500% due 9/1/14 (a)	$131,250

		786,250

Manufacturing - 3.5%
75,000	Affinia Group Inc., 9.000% due 11/30/14 (a)	78,562
125,000	Blount Inc., Sr. Sub. Notes, 8.875% due 8/1/12	136,250
100,000	DRS Technologies, Inc., Sr. Sub. Notes, 6.875% due 11/1/13 (a)	105,000
4,000,000	General Motors Acceptance Corp., Notes, 4.560% due 12/1/14 (b)	3,931,068
125,000	Invensys PLC, Sr. Notes, 9.875% due 3/15/11 (a)	135,000
250,000	L-3 Communications Corp., 7.625% due 6/15/12	275,625
125,000	Park-Ohio Industries, Inc., Sr. Sub. Notes, 8.375% due 11/15/14 (a)	125,625
375,000	Sequa Corp., Sr. Notes, Series B, 8.875% due 4/1/08	412,500
125,000	Tenneco Automotive Inc., Sr. Sub. Notes, 8.625% due 11/15/14 (a)	130,625
125,000	TRW Automotive Inc., Sr. Notes, 9.375% due 2/15/13	145,625

		5,475,880

Media & Cable - 2.0%
500,000	Cablevision Systems Corp., Sr. Notes, 8.000% due 4/15/12 (a)	536,250
100,000	Cadmus Communications Corp., Sr. Sub. Notes, 8.375% due 6/15/14	109,375
600,000	Charter Communications Holdings, LLC, Sr. Notes, 10.250% due 1/15/10	529,500
500,000	Dex Media Inc., Discount Notes, (zero coupon until 11/15/08, 9.000% thereafter), due 11/15/13	394,375
125,000	DirectTV Holdings LLC, Sr. Notes, 8.375% due 3/15/13	140,781
375,000	EchoStar DBS Corp., 6.625% due 10/1/14 (a)	381,562
325,000	LodgeNet Entertainment Corp., Sr. Sub. Debentures, 9.500% due 6/15/13	360,750
125,000	Mediacom LLC, Sr. Notes, 9.500% due 1/15/13	126,094
375,000	Vertis Inc., Secured Notes, 9.750% due 4/1/09	408,750
250,000	Young Broadcasting Inc., Sr. Sub. Notes, 10.000% due 3/1/11	268,125

		3,255,562

Service & Other - 0.6%
100,000	Allied Security Escrow Corp., Sr. Sub. Notes, 11.375% due 7/15/11 (a)	105,000
250,000	Allied Waste North America, Inc., Sr. Secured Notes, Series B, 9.250% due 9/1/12	271,875
125,000	Cenveo Corp., Sr. Sub. Notes, 7.875% due 12/1/13	116,875
375,000	Iron Mountain Inc., Sr. Sub. Notes, 8.625% due 4/1/13	400,312

		894,062

Technology - 0.6%
200,000	Amkor Technology Inc., Sr. Notes, 9.250% due 2/15/08	205,500
600,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	546,000
125,000	Seagate Technology HDD Holdings, 8.000% due 5/15/09	135,625

		887,125

Telecommunications - 1.6%
250,000	American Tower Corp., Sr. Notes, 7.125% due 10/15/12 (a)	256,875
125,000	Centennial Cellular Operating Co., Sr. Notes, 10.125% due 6/15/13	140,937
250,000	Crown Castle International Corp., Sr. Notes, 7.500% due 12/1/13	270,000
125,000	IWO Escrow Co., Secured Notes, 6.320% due 1/15/12 (a)(b)	126,562
500,000	Nextel Communications, Inc., Sr. Notes, 6.875% due 10/31/13	545,000

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	SECURITY	VALUE
Telecommunications - 1.6% (continued)
$500,000	Qwest Services Corp., Notes, 14.500% due 12/15/14 (a)	$635,000
125,000	SBA Communications Corp., Sr. Notes, 8.500% due 12/1/12 (a)	128,125
250,000	SpectraSite, Inc., Sr. Notes, 8.250% due 5/15/10	268,125
125,000	UbiquiTel Operating Co., Sr. Notes, 9.875% due 3/1/11	140,938

		2,511,562

Utilities - 0.9%
375,000	The AES Corp., Sr. Notes, 9.375% due 9/15/10	437,812
500,000	Calpine Corp., 2nd Priority Sr. Secured Notes, 8.500% due 7/15/10 (a)	431,250
250,000	NRG Energy, Inc., Secured Notes, 8.000% due 12/15/13 (a)	273,750
250,000	Reliant Energy Inc., Secured Notes, 9.250% due 7/15/10	280,000

		1,422,812

	TOTAL CORPORATE BONDS & NOTES
	(Cost - $29,075,497)	29,174,680

SOVEREIGN BONDS - 24.9%

Argentina - 0.6%
1,585,000	Republic of Argentina, Discount Bonds, Series L-GL, 3.500% due 3/31/23 (b)(c)(d)	895,525

Brazil - 5.6%
	Federative Republic of Brazil:
605,000	12.250% due 3/6/30	797,844
565,000	11.000% due 8/17/40	670,655
362,092	C Bonds, 8.000% due 4/15/14	370,579
7,279,470	DCB, Series L, 3.125% due 4/15/12 (b)	6,970,093

		8,809,171

Bulgaria - 0.3%
457,143	Republic of Bulgaria, FLIRB, Series A, 2.750% due 7/28/12 (b)	457,143

Chile - 0.4%
550,000	Republic of Chile, 5.500% due 1/15/13	578,465

Colombia - 1.2%
	Republic of Colombia:
1,250,000	10.750% due 1/15/13	1,495,312
75,000	11.750% due 2/25/20	97,125
340,000	10.375% due 1/28/33	394,400

		1,986,837

Ecuador - 0.8%
1,280,000	Republic of Ecuador, 12.000% due 11/15/12 (a)	1,318,400

El Salvador - 0.2%
275,000	Republic of El Salvador, 7.750% due 1/24/23 (a)	302,500

Malaysia - 0.5%
150,000	Federation of Malaysia, 7.500% due 7/15/11	175,412
475,000	Petronas Capital Ltd., 7.875% due 5/22/22 (a)	590,122

		765,534

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	SECURITY	VALUE
Mexico - 4.2%
	United Mexican States:
$4,300,000	8.125% due 12/30/19	$5,074,000
	Medium-Term Notes:
275,000	8.300% due 8/15/31	322,438
1,125,000	Series A, 7.500% due 4/8/33	1,219,219

		6,615,657

Panama - 0.7%
	Republic of Panama:
100,000	7.250% due 3/15/15	104,000
1,145,430	PDI, 2.750% due 7/17/16 (b)	1,088,159

		1,192,159

Peru - 1.1%
	Republic of Peru:
320,000	9.125% due 2/21/12	374,000
1,500,000	FLIRB, 4.500% due 3/7/17 (b)	1,410,000

		1,784,000

The Philippines - 0.8%
1,200,000	Republic of the Philippines, 9.875% due 1/15/19	1,237,500

Russia - 5.2%
	Russian Federation:
100,000	8.250% due 3/31/10 (a)	110,532
4,000,000	12.750% due 6/24/28 (a)	6,556,260
1,525,000	5.000% due 3/31/30 (a)(b)	1,574,563

		8,241,355

South Africa - 0.5%
	Republic of South Africa:
125,000	9.125% due 5/19/09	147,972
525,000	6.500% due 6/2/14	576,188

		724,160

Turkey - 1.2%
1,575,000	Republic of Turkey, Collective Action Securities, 9.500% due 1/15/14	1,862,375

Ukraine - 0.4%
	Republic of Ukraine:
256,674	11.000% due 3/15/07 (a)	276,299
300,000	7.650% due 6/11/13 (a)	320,859

		597,158

Venezuela - 1.2%
	Republic of Venezuela, Collective Action Securities:
1,750,000	3.090% due 4/20/11 (b)	1,594,688
300,000	10.750% due 9/19/13	357,000

		1,951,688

	TOTAL SOVEREIGN BONDS
	(Cost - $38,461,890)	39,319,627

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	SECURITY	VALUE
U.S. GOVERNMENT OBLIGATIONS & AGENCIES - 30.4%
	Freddie Mac, Gold:
$3,921,757	6.000% due 2/1/33	$4,058,053
9,685,657	6.500% due 11/1/34	10,168,768
	Fannie Mae:
8,829,083	6.000% due 5/1/33	9,136,341
10,483,604	5.500% due 11/1/33	10,655,470
13,916,299	5.500% due 11/1/34	14,140,616

	TOTAL U.S. GOVERNMENT OBLIGATIONS & AGENCIES
	(Cost - $48,182,616)	48,159,248

ASSET-BACKED SECURITIES - 14.1%
	Aegis Asset-Backed Securities Trust:
890,513	Series 2004-5N, 5.000% due 12/25/34 (a)	890,058
2,000,000	Series 2004-6N, 4.750% due 3/25/35 (a)	2,000,000
	Countrywide Asset-Backed Certificates:
433,001	Series 2004-5N, Class N1, 5.500% due 10/25/35 (a)	432,868
1,344,762	Series 2004-11N, Class N, 5.250% due 4/25/36 (a)	1,341,874
3,000,000	Fremont Home Loan Trust, Series 2004-D, Class M5, 3.418% due 11/25/34	2,983,172
1,500,000	GSAMP Trust, Series 2004-OPT, Class B1, 4.018% due 11/25/34	1,500,000
576,716	Long Beach Asset Holdings Corp., Series 2004-6, Class N2, 7.500% due 11/25/34 (a)	565,919
	Morgan Stanley ABS Capital I:
2,000,000	Series 2004-HE9, Class M6, 3.668% due 11/25/34	2,001,280
1,000,000	Series 2004-OP1, Class M5, 3.468% due 11/25/34	1,002,758
1,500,000	Novastar Home Equity Loan, Series 2004-4, Class M4, 3.518% due 3/25/35	1,502,869
2,000,000	Park Place Securities Inc., Series 2004-WWF1, Class M4, 3.520% due 1/25/35	2,005,691
1,500,000	Park Place Securities Net Interest Margin Trust, Series 2004-WWF1, Class B, 6.290% due 1/25/35 (a)	1,500,000
	Sail Net Interest Margin Notes:
1,396,336	Series 2004-2A, Class A, 5.500% due 3/27/34 (a)	1,391,429
	Series 2004-BN2A:
471,943	Class A, 5.000% due 12/27/34 (a)	472,132
391,408	Class B, 7.000% due 12/27/34 (a)	371,073
2,260,000	Structured Asset Investment Loan Trust, Series 2004-9, Class M4, 3.718% due 10/25/34	2,280,332

	TOTAL ASSET-BACKED SECURITIES
	(Cost - $22,243,136)	22,241,455

COLLATERALIZED MORTGAGE OBLIGATION - 1.2%
1,896,874	Homestar Net Interest Margin Trust, Series 2004-6, Class A, 5.500% due 12/25/34 (Cost - $1,896,874)	1,896,874

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	SECURITY	VALUE
LOAN PARTICIPATIONS (b)(e) - 2.2%
$1,000,000	Advertising Directory Solutions Inc., Second Lien Term Loan, 6.150% due 5/9/12 (Bank of America)	$1,021,250
997,494	Charter Communications Holdings, LLC Term Loan, Tranche B, 5.780% due 4/27/11 (CS First Boston Corp.)	999,572
1,500,000	Reliant Energy Inc. Term Loan, Tranche B, 4.795% due 4/30/10 (Bank of America)	1,520,782

	TOTAL LOAN PARTICIPATIONS
	(Cost - $3,499,987)	3,541,604

REPURCHASE AGREEMENTS - 8.7%

13,759,000	Goldman Sachs Group Inc. dated 12/31/04, 2.240% due 1/3/05; Proceeds at maturity - $13,761,568; (Fully collateralize by various U.S. Treasury obligations, 0.000% to 13.875% due 2/15/05 to 4/15/32; Market value - $14,034,194 (Cost - $13,759,000)	13,759,000

	TOTAL INVESTMENTS - 99.9%
	(Cost - $157,119,000*)	158,092,488
	Other Assets in Excess of Liabilities - 0.1%	120,840

	TOTAL NET ASSETS - 100.0%	$158,213,328

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Rate shown reflects current rate on instrument with variable rate or step coupon rates.

(c)	Security is currently in default.

(d)	Non-income producing securities.

(e)	Participation interest was acquired through the financial institutions indicated parenthetically.

*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

C Bond	— Capitalization Bond
DCB	— Debt Conversion Bond
FLIRB	— Front Loaded Interest Reduction Bond
PDI	— Past Due Interest

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Salomon Brothers Variable Rate Strategic Fund Inc. (“Fund”) was incorporated in Maryland on August 3, 2004 and is registered as a non-diversified, closed-end, management investment company under the Investment Company Act of 1940, as amended.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In valuing the Fund’s assets, all securities, for which market quotations are readily available are valued (i) at the last sale price prior to the time of determination if there was a sale price on the date of determination, (ii) at the mean between the last current bid and asked prices if there was no sale price on such date and bid and asked quotations are available and (iii) at the bid price if there was no sale price on such date and only bid quotations are available. Publicly traded foreign government debt securities and sovereign bonds are typically traded internationally in the over-the-counter market and are valued at the mean between the last current bid and asked price as of the close of business of that market. Securities may also be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term investments having a maturity of 60 days or less are valued at amortized cost which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures Contracts. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund

Notes to Schedule of Investments (unaudited)(continued)

could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(d) Interest Rate Swaps. In order to manage interest rate sensitivity (duration), the Fund has entered into an interest rate swap agreements with counterparty pursuant to which, the Fund has guaranteed to make semi-annual payments to the counterparty at predetermined fixed rates, in exchange for floating payments from the counterparty at the 6-month LIBOR, based on notional principal amount. During the term of the outstanding swap agreements, changes in the underlying value of the swap are recorded as unrealized gains or losses. Net periodic interest payments to be received or paid are accrued daily.

(e) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(f) Credit, Exchange Rate and Market Risk. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, overall greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar-denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Investment Transactions. Investment transactions are recorded on the trade date.

(h) Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rates at the date of valuation. Translation gains or losses resulting from changes in the exchange rates during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the statement of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in securities, which is due to changes in the foreign exchange rates from that which is due to changes in market prices of the securities.

Notes to Schedule of Investments (unaudited)(continued)

2. Investments

At December 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,214,802
Gross unrealized depreciation	(241,314)

Net unrealized appreciation	$973,488

At December 31, 2004, the Fund had the following open futures contracts:

	# of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Sale Short Contract:
U.S. Treasury 2 Year Notes	(225)	3/05	$(47,169,027)	$(47,158,594)	$10,433

At December 31, 2004, the Fund had outstanding the following interest rate swap agreements:

Swap Counterparty:	J.P. Morgan Chase Bank
Effective Date:	12/7/04
Notional Amount:	$18,000,000
Payments Made by the Fund:	Fixed Rate 2.661%
Payments Received by the Fund:	Floating Rate (6-month LIBOR)
Termination Date:	12/7/14
Unrealized Depreciation as of 12/31/04:	$(41,316)

Swap Counterparty:	J.P. Morgan Chase Bank
Effective Date:	12/9/04
Notional Amount:	$18,000,000
Payments Made by the Fund:	Fixed Rate 2.640%
Payments Received by the Fund:	Floating Rate (6-month LIBOR)
Termination Date:	12/9/09
Unrealized Depreciation as of 12/31/04:	$(10,918)

At December 31, 2004, the Fund held loan participations with a total cost of $3,499,987 and a total market value of $3,541,604.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Variable Rate Strategic Fund Inc.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 28, 2005

By:	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	February 28, 2005